May 6, 2003

VIA EDGAR
---------
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

         RE:      The Gabelli Growth Fund (the "Fund")
                  File Nos. 33-10583 and 811-4873
                  -------------------------------
Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 21 to the Fund's Registration Statement on Form N-1A (the "Amendment"). The Amendment was filed electronically on May 1, 2003 (Accession #0000935069-03-000552).

         If you have any questions concerning this filing, you may contact the undersigned at (617) 535-0545.


                                                Very truly yours,

                                                /s/ Aaron Remorenko
                                                Aaron Remorenko
                                                Regulatory Administrator

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. Prins - Skadden, Arps, Slate, Meagher & Flom
         T. Hamlin
         L. Dowd